UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2024

Applied Finance Valuation Large Cap ETF

ITEM 1.(a).  Reports to Stockholders.

Applied Finance Valuation Large Cap ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Applied Finance Valuation Large Cap ETF ticker: VSLU (Listed on NYSE Arca)

This semi-annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://appliedfinancefunds.com/ETF/InvestorResources. You can also contact us at (833) 356-0909. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$ 26.15	0.49%¹

¹ Annualized

What did the Fund invest in?

(% of Net Assets as of June 30, 2024 )

Sector Breakdown

Information Technology
35.0%
Health Care
13.6%
Communication Services
12.5%
Financials
11.7%
Consumer Discretionary
10.5%
Consumer Staples
5.4%
Industrials
5.4%
Energy
3.4%
Other
2.0%

Top Ten Holdings
Nvidia Corp.	8.4%
Apple, Inc.	8.0%
Alphabet, Inc. Class A	6.3%
Microsoft Corp.	6.0%
Mastercard, Inc. Class A	4.7%
Meta Platforms, Inc.	4.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.0%
Merck & Company, Inc.	2.2%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://appliedfinancefunds.com/ETF/InvestorResources .

Key Fund Statistics

(as of June 30, 2024 )

Net Assets (Millions)	$ 167.68
Number of Holdings	307
Portfolio Turnover Rate	16.70%

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2024 (unaudited)

Applied Finance Valuation Large Cap ETF

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Schedule of InvestmentsJune 30, 2024 (unaudited)

See Notes to Financial Statements

	Security Description	Shares	Value
99.52%	COMMON STOCKS

12.51%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	58,056	$10,574,900
	AT&T, Inc.	22,129	422,885
	Charter Communications, Inc.(A)	1,266	378,483
	Comcast Corp. Class A	9,172	359,176
	Electronic Arts, Inc.	724	100,875
	Fox Corp. Class A	3,394	116,652
	Match Group, Inc.(A)	3,270	99,343
	Meta Platforms, Inc.	13,447	6,780,246
	Netflix, Inc.(A)	611	412,352
	Omnicom Group, Inc.	2,245	201,377
	The Interpublic Group	2,201	64,027
	T-Mobile US, Inc.	4,618	813,599
	Verizon Communications, Inc.	15,918	656,458
			20,980,373

10.49%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	31,876	6,160,037
	Autozone, Inc.(A)	248	735,097
	Bath & Body Works, Inc.	1,386	54,123
	Best Buy Co., Inc.	1,077	90,780
	Booking Holdings, Inc.	281	1,113,182
	Borg-Warner, Inc.	1,689	54,453
	Caesars Entertainment, Inc.(A)	691	27,460
	CarMax, Inc.(A)	250	18,335
	Carnival Corporation ADR(A)	3,586	67,130
	DR Horton, Inc.	2,069	291,584
	Darden Restaurants, Inc.	248	37,527
	Deckers Outdoor Corp.(A)	50	48,398
	Domino’s Pizza, Inc.	506	261,263
	eBay, Inc.	2,055	110,395
	Etsy, Inc.(A)	727	42,878
	Expedia Group, Inc.(A)	651	82,019
	Garmin Ltd. ADR	613	99,870
	General Motors Co.	7,118	330,702
	Genuine Parts Co.	824	113,976
	Hasbro, Inc.	1,895	110,858
	Hilton Worldwide Holdings, Inc.	3,640	794,248
	Home Depot, Inc.	5,050	1,738,412
	Lennar Corp.	662	99,214

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2024 (unaudited)

See Notes to Financial Statements

	Security Description	Shares	Value
	Lowe’s Companies, Inc.	4,401	$970,244
	Lululemon Athletica, Inc. ADR(A)	487	145,467
	Marriott International Class A	2,284	552,203
	McDonald’s Corp.	3,199	815,233
	MGM Resorts International(A)	707	31,419
	Mohawk Industries, Inc.(A)	210	23,854
	NIKE, Inc.	4,242	319,720
	NVR, Inc.(A)	29	220,068
	O’Reilly Automotive, Inc.(A)	894	944,118
	Polo Ralph Lauren Corp.	11	1,926
	Pool Corp.	77	23,664
	Pulte Group, Inc.	2,045	225,155
	Royal Caribbean Cruises ADR(A)	1,035	165,010
	Tapestry, Inc.	1,259	53,873
	Tractor Supply Co.	430	116,100
	Ulta Beauty, Inc.(A)	235	90,679
	Yum! Brands, Inc.	3,015	399,367
			17,580,041

5.40%	CONSUMER STAPLES
	Altria Group, Inc.	8,510	387,631
	Archer-Daniels-Midland Co.	2,665	161,099
	Bunge Global Shares ADR	988	105,489
	Campbell Soup Co.	462	20,878
	Church & Dwight Co.	866	89,787
	The Coca-Cola Co.	15,434	982,374
	Conagra Brands, Inc.	240	6,821
	Constellation Brands, Inc.	868	223,319
	Dollar General Corp.	1,918	253,617
	Dollar Tree, Inc.(A)	1,100	117,447
	General Mills, Inc.	2,468	156,126
	Hormel Foods Corp.	466	14,208
	Kellanova	1,024	59,064
	Kenvue, Inc.	8,564	155,694
	Keurig Dr Pepper, Inc.	4,446	148,496
	The Kraft Heinz Co.	4,015	129,363
	Kroger Co.	2,898	144,697
	McCormick & Co., Inc.	436	30,930
	Mondelez International Inc. Class A	4,697	307,372
	Monster Beverage Corp.(A)	3,708	185,215
	PepsiCo, Inc.	4,286	706,890
	Philip Morris International, Inc.	10,019	1,015,225

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2024 (unaudited)

See Notes to Financial Statements

	Security Description	Shares	Value
	The Procter & Gamble Co.	7,450	$1,228,654
	Target Corp.	1,517	224,577
	The Hershey Company	1,267	232,913
	The JM Smucker Co.	258	28,132
	Walmart, Inc.	28,687	1,942,397
			9,058,415

3.39%	ENERGY
	APA Corp.	3,187	93,825
	Chevron Corp.	6,515	1,019,076
	ConocoPhillips	4,268	488,174
	Coterra Energy, Inc.	3,243	86,491
	Devon Energy Corp.	3,002	142,295
	Diamondback Energy, Inc.	920	184,175
	EOG Resources, Inc.	2,309	290,634
	Exxon Mobil Corp.	14,832	1,707,460
	Halliburton Co.	3,206	108,299
	Kinder Morgan, Inc.	3,412	67,796
	Marathon Oil Corp.	2,662	76,320
	Marathon Petroleum Corp.	2,918	506,215
	Phillips 66	2,219	313,256
	Targa Resources Corp.	831	107,016
	Valero Energy Corp.	3,105	486,740
			5,677,772

11.73%	FINANCIALS
	Aflac, Inc.	1,866	166,652
	Aon plc ADR	3,644	1,069,806
	Arch Capital Group Ltd. ADR(A)	1,300	131,157
	Assurant, Inc.	10	1,663
	CBOE Global Markets, Inc.	727	123,634
	Chubb Ltd. ADR	819	208,911
	Comerica, Inc.	516	26,337
	Corpay, Inc.(A)	1,201	319,958
	FactSet Research Systems, Inc.	241	98,393
	Fidelity National Information Services, Inc.	2,392	180,261
	Fiserv, Inc.(A)	6,644	990,222
	Globe Life, Inc.	455	37,437
	Hartford Financial Services Group, Inc.	709	71,283
	Jack Henry & Associates, Inc.	238	39,513
	JPMorgan Chase & Co.	5,218	1,055,393
	Marsh & McLennan Cos, Inc.	1,793	377,821

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2024 (unaudited)

See Notes to Financial Statements

	Security Description	Shares	Value
	Mastercard, Inc. Class A	17,770	$7,839,413
	MetLife, Inc.	3,254	228,398
	Moody’s Corporation	998	420,088
	Morgan Stanley	446	43,347
	Northern Trust Corp.	233	19,567
	PayPal Holdings, Inc.(A)	5,436	315,451
	The PNC Financial Services Group, Inc.	441	68,567
	Principal Financial Group, Inc.	399	31,302
	Regions Financial Corp.	3,165	63,427
	S&P 500 Global, Inc.	1,094	487,924
	T Rowe Price Group, Inc.	484	55,810
	The Travelers Companies, Inc.	251	51,038
	US Bancorp	1,105	43,869
	Visa, Inc. Class A	19,156	5,027,875
	Willis Towers Watson plc ADR	23	6,029
	W. R. Berkley Corp.	812	63,807
			19,664,353

13.57%	HEALTH CARE
	Abbott Laboratories	5,260	546,567
	Abbvie, Inc.	19,138	3,282,550
	Agilent Technologies, Inc.	1,330	172,408
	Bio-Rad Laboratories, Inc.(A)	53	14,475
	Bristol-Myers Squibb Co.	25,829	1,072,678
	Cardinal Health, Inc.	911	89,569
	Cencora, Inc.	2,710	610,563
	Centene Corp.(A)	997	66,101
	The Cigna Group	444	146,773
	Danaher Corp.	499	124,675
	DaVita, Inc.(A)	845	117,092
	Edwards Lifescience Corp.(A)	2,455	226,768
	Elevance Health, Inc.	417	225,956
	GE Healthcare Technologies	1,454	113,296
	Gilead Sciences, Inc.	15,998	1,097,623
	HCA Healthcare, Inc.	1,642	527,542
	Hologic, Inc.(A)	701	52,049
	Humana, Inc.	239	89,302
	Idexx Laboratories, Inc.(A)	400	194,880
	Incyte Corp.(A)	1,900	115,178
	Insulet Corp.(A)	218	43,992
	Iqvia Holdings, Inc.(A)	2,422	512,108
	Johnson & Johnson	21,129	3,088,215

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2024 (unaudited)

See Notes to Financial Statements

	Security Description	Shares	Value
	Labcorp Holdings, Inc.	255	$51,895
	McKesson Corp.	1,837	1,072,881
	Medtronic plc ADR	2,719	214,012
	Merck & Company, Inc.	30,404	3,764,015
	Mettler-Toledo International, Inc.(A)	269	375,952
	Molina Healthcare, Inc.(A)	254	75,514
	Regeneron Pharmaceuticals, Inc.(A)	437	459,300
	PerkinElmer, Inc.	246	25,796
	STERIS plc ADR	68	14,929
	Stryker Corp.	1,427	485,537
	Thermo Fisher Scientific, Inc.	1,882	1,040,746
	UnitedHealth Group, Inc.	3,100	1,578,706
	Universal Health Services, Inc.	130	24,041
	Vertex Pharmaceuticals(A)	1,217	570,432
	Viatris, Inc.	4,402	46,793
	Zimmer Biomet Holdings	234	25,396
	Zoetis, Inc.	2,305	399,595
			22,755,900

5.37%	INDUSTRIALS
	3M Co.	3,206	327,621
	Allegion plc ADR	637	75,262
	Automatic Data Processing, Inc.	1,525	364,002
	Broadridge Financial Solutions, Inc.	206	40,582
	Builders FirstSource, Inc.(A)	1,425	197,234
	Caterpillar, Inc.	2,108	702,175
	CH Robinson Worldwide, Inc.	438	38,597
	Cintas Corp.	250	175,065
	CSX Corp.	10,643	356,008
	Cummins, Inc.	675	186,928
	Delta Air Lines, Inc.	3,101	147,111
	Dover Corp.	646	116,571
	Eaton Corp. plc	328	102,844
	Equifax, Inc.	439	106,440
	Expeditors International of Washington, Inc.	262	32,695
	FedEx Corp.	410	122,934
	Generac Holdings, Inc.(A)	284	37,550
	General Dynamics Corp.	699	202,808
	Grainger WW, Inc.	209	188,568
	Honeywell International	2,077	443,523
	JB Hunt Transport Services, Inc.	271	43,360
	Huntington Ingalls Industries	21	5,173

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2024 (unaudited)

See Notes to Financial Statements

	Security Description	Shares	Value
	IDEX Corp.	16	$3,219
	Illinois Tool Works, Inc.	1,033	244,780
	Ingersoll Rand, Inc.	1,472	133,716
	Jacobs Solutions, Inc.	511	71,392
	Johnson Controls International ADR	1,482	98,509
	Leidos Holdings, Inc.	1,021	148,943
	Lockheed Martin Corp.	1,218	568,928
	Masco Corp.	2,028	135,207
	Northrop Grumman Corp.	446	194,434
	Old Dominion Freight	424	74,878
	Otis Worldwide Corp.	4,512	434,325
	Parker-Hannifin Corp.	240	121,394
	Paychex, Inc.	875	103,740
	Paycom Software, Inc.	95	13,589
	Pentair plc ADR	986	75,597
	Robert Half International, Inc.	442	28,279
	Rockwell Automation, Inc.	246	67,719
	Rollins, Inc.	708	34,543
	RTX Corp.	2,470	247,963
	A O Smith Corp.	288	23,553
	Snap-on, Inc.	242	63,256
	Southwest Airlines Co.	459	13,132
	Textron, Inc.	236	20,263
	Trane Technologies plc ADR	692	227,620
	Transdigm Group, Inc.	209	267,020
	Union Pacific Corp.	2,705	612,033
	United Airlines Holdings(A)	2,322	112,989
	United Rentals, Inc.	311	201,133
	UPS, Inc. Class B	1,107	151,493
	Veralto Corp.	2,299	219,486
	Verisk Analytics, Inc.	280	75,474
	Wabtec Corp.	1,044	165,004
	Xylem, Inc.	263	35,671
			9,002,333

35.01%	INFORMATION TECHNOLOGY
	Accenture plc Class A ADR	4,876	1,479,427
	Adobe, Inc.(A)	2,896	1,608,844
	Amphenol Corp. Class A	3,184	214,506
	Analog Devices, Inc.	1,414	322,760
	Apple, Inc.	63,676	13,411,438
	Applied Materials, Inc.	5,980	1,411,220

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2024 (unaudited)

See Notes to Financial Statements

Security Description	Shares	Value
Arista Networks, Inc.(A)	730	$255,850
Autodesk, Inc.(A)	639	158,120
Broadcom, Inc.	3,661	5,877,845
Cadence Design Systems(A)	428	131,717
CDW Corp.	1,513	338,670
Cisco Systems, Inc.	22,985	1,092,017
Cognizant Tech Solutions	1,795	122,060
Corning, Inc.	2,855	110,917
Enphase Energy, Inc.(A)	230	22,933
EPAM Systems, Inc.(A)	14	2,634
F5, Inc.(A)	23	3,961
Fair Isaac Corp.(A)	227	337,926
Fortinet, Inc.(A)	2,060	124,156
Gartner Group, Inc.(A)	834	374,516
Hewlett-Packard Enterprise	4,601	97,403
HP, Inc.	11,946	418,348
International Business Machines Corp.	2,215	383,084
Jabil, Inc.	256	27,850
Juniper Networks, Inc.	696	25,376
Keysight Technologies, Inc.(A)	640	87,520
KLA Corp.	1,416	1,167,506
Lam Research Corp.	901	959,430
Microchip Technology, Inc.	4,660	426,390
Microsoft Corp.	22,502	10,057,268
Motorola Solutions, Inc.	618	238,579
NetApp, Inc.	790	101,752
Nvidia Corp.	114,104	14,096,408
NXP Semiconductors NV ADR	1,052	283,083
ON Semiconductor Corp.(A)	2,485	170,347
Qorvo, Inc.(A)	107	12,416
Qualcomm, Inc.	3,455	688,167
Roper Technologies, Inc.	492	277,321
Salesforce, Inc.	1,297	333,459
Skyworks Solutions, Inc.	714	76,098
Synopsys, Inc.(A)	227	135,079
TE Connectivity Ltd. ADR	496	74,613
Teledyne Technologies, Inc.(A)	13	5,044
Teradyne, Inc.	296	43,894
Texas Instruments, Inc.	4,496	874,607
Tyler Technologies, Inc.(A)	57	28,658
Verisign, Inc.(A)	1,209	214,960
		58,706,177

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2024 (unaudited)

See Notes to Financial Statements

	Security Description	Shares	Value
1.10%	MATERIALS
	Amcor plc ADR	6,786	$66,367
	Avery Dennison Corp.	222	48,540
	Ball Corporation	893	53,598
	Celanese Corp. Class A	223	30,080
	CF Industries Holdings, Inc.	1,043	77,307
	Corteva, Inc.	598	32,256
	Dow, Inc.	670	35,544
	Eastman Chemical Co.	114	11,169
	Freeport-McMoran, Inc.	5,057	245,770
	International Paper Co.	1,997	86,171
	LyondellBasell Industries NV ADR	1,267	121,201
	Martin Marietta Materials, Inc.	100	54,180
	The Mosaic Co.	2,420	69,938
	Nucor Corp.	1,089	172,149
	Packaging Corp. of America	211	38,520
	PPG Industries, Inc.	489	61,560
	The Sherwin-Williams Co.	1,676	500,169
	Steel Dynamics, Inc.	1,089	141,026
			1,845,545
0.82%	REAL ESTATE
	American Tower Corp. (C)	2,515	488,866
	AvalonBay Communities, Inc. (C)	6	1,241
	Camden Property Trust (C)	225	24,550
	Crown Castle, Inc.	1,396	136,389
	Equity Residential (C)	447	30,995
	Essex Property Trust, Inc. (C)	27	7,349
	Federal Realty Investment Trust (C)	330	33,320
	Healthpeak Properties, Inc.	3,415	66,934
	Host Hotels & Resorts, Inc. (C)	2,295	41,264
	Kimco Realty Corp. (C)	475	9,244
	Mid-America Apartment Communities (C)	232	33,086
	Public Storage (C)	421	121,101
	Simon Property Group, Inc. (C)	1,814	275,365
	UDR, Inc. (C)	628	25,842
	Ventas, Inc. (C)	1,036	53,105
	Weyerhaeuser Co. (C)	914	25,948
			1,374,599

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2024 (unaudited)

See Notes to Financial Statements

	Security Description	Shares	Value
0.13%	UTILITIES
	Atmos Energy Corp.	247	$28,812
	Consolidated Edison, Inc.	528	47,214
	NRG Energy, Inc.	1,274	99,194
	Public Service Enterprise Group, Inc.	628	46,284
			221,504

99.52%	TOTAL COMMON STOCKS
	(Cost:$152,060,172)		166,867,012

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR (A)(B)	2	—

0.00%	TOTAL WARRANTS
	(Cost: $ - )		—

99.52%	TOTAL INVESTMENTS
	(Cost:$152,060,172)		166,867,012
0.48%	Other assets, net of liabilities		812,196
100.00%	NET ASSETS		$167,679,208

(A)Non-income producing

(B)The warrant is a Level 3 security. See Note 1.

(C)Real Estate Investment Trust (“REIT”).

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

CVR - Contingent Value Right

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Statement of Assets and LiablitiesJune 30, 2024 (unaudited)

See Notes to Financial Statements

ASSETS
Investments at value (cost of $152,060,172) (Note 1)	$166,867,012
Cash	790,909
Dividends and interest receivable	86,587
TOTAL ASSETS	167,744,508

LIABILITIES
Accrued advisory fees	65,300
TOTAL LIABILITIES	65,300
NET ASSETS	$167,679,208

Net Assets Consist of:
Paid-in capital	$146,224,427
Distributable earnings (accumulated deficit)	21,454,781
Net Assets	$167,679,208

NET ASSET VALUE PER SHARE
Net Assets	$167,679,208
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	4,925,000
Net Asset Value and Offering Price Per Share	$34.05

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

Applied Finance Valuation Large Cap ETF

Statement of OperationsFor the Six Months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $379)	$817,467
Total investment income	817,467

EXPENSES
Investment advisory fees (Note 2)	276,330
Total expenses	276,330
Net investment income (loss)	541,137

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	7,472,321
Net increase (decrease) in unrealized appreciation (depreciation) of investments	7,350,679
Net realized and unrealized gain (loss) on investments	14,823,000
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,364,137

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

Applied Finance Valuation Large Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$541,137	$449,620
Net realized gain (loss) on investments	7,472,321	165,881
Net increase (decrease) in unrealized appreciation (depreciation) of investments	7,350,679	8,870,727
Increase (decrease) in net assets from operations	15,364,137	9,486,228

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	(454,193)
Decrease in net assets from distributions	—	(454,193)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	100,750,431	54,626,033
Shares redeemed	(24,207,554)	(3,234,417)
Increase (decrease) in net assets from capital stock transactions	76,542,877	51,391,616

NET ASSETS
Increase (decrease) during period	91,907,014	60,423,651
Beginning of period	75,772,194	15,348,543
End of period	$167,679,208	$75,772,194

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

Applied Finance Valuation Large Cap ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	For the Six Months Ended June 30, 2024 (unaudited)	For the Years Ended December 31,		April 29, 2021(1) through December 31, 2021
		2023	2022
Net asset value, beginning of period	$29.71	$23.61	$28.33	$25.00
Investment activities
Net investment income (loss)(2)	0.15	0.32	0.29	0.18
Net realized and unrealized gain (loss) on investments	4.19	5.96	(4.79)	3.31
Total from investment activities	4.34	6.28	(4.50)	3.49
Distributions
Net investment income	—	(0.18)	(0.22)	(0.16)
Return of Capital	—	—	— (3)	—
Total distributions	—	(0.18)	(0.22)	(0.16)
Net asset value, end of period	$34.05	$29.71	$23.61	$28.33

Total Return(4)	14.57%	26.59%	(15.82%)	13.95%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.96%	1.18%	1.19%	1.01%
Portfolio turnover rate(6)	16.70%	23.01%	24.94%	30.04%
Net assets, end of period (000’s)	$167,679	$75,772	$15,349	$9,915

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Less than $0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for the periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial StatementsJune 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust (the “Trust”), a Delaware statutory trust which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 29, 2021.

The Fund’s objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Applied Finance Advisors, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$166,867,012	$—	$—		$166,867,012
Warrants	—	—	—	*	—
	$166,867,012	$—	$—		$166,867,012

*The Level 3 security has zero value.

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the six months ended June 30, 2024. On June 30, 2024, the Fund held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Warrants

The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $750. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $750.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Applied Finance Valuation Large Cap ETF	25,000	$750	$851,250

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the rate of 0.49%.

The Advisor has retained Tidal Investments LLC to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the daily net assets of the Fund at the following rate: 0.0350% on the first $500 million in net assets; 0.0325% on the next $500 million in net assets; and 0.0300% on any net assets in excess of $1 billion (subject to a minimum of $25,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays the fees for these services monthly.

Distributor

Foreside Fund Services, LLC, serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended June 30, 2024 were as follows:

Purchases	Sales
$22,224,545	$19,149,676

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended June 30, 2024 were as follows:

Purchases	Sales	Realized Gain
$96,993,612	$23,678,657	$7,935,453

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

The tax character of the distributions during the six months ended June 30, 2024 and the year ended December 31, 2023, were as follows:

	Six Months ended June 30, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$—	$454,193
	$—	$454,193

As of June 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	541,137
Accumulated net realized gain (loss) on investments	6,106,804
Net unrealized appreciation (depreciation) on investments	14,806,840
$21,454,781

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$152,060,172	$18,027,721	$(3,220,881)	$14,806,840

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem its shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

“Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months ended June 30, 2024	Year ended December 31, 2023
Shares sold	3,125,000	2,025,000
Shares redeemed	(750,000)	(125,000)
Net increase (decrease)	2,375,000	1,900,000

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2024, 35.01% of the value of the net assets of the Fund were invested in securities within the Information Technology sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | JUNE 30, 2024

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1)       The amount of regular compensation paid for all trustees for the period covered by the report was $4,095.

(2)       Not applicable.

(3)       The registrant’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the registrant for their service.  However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the registrant, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer.  The Assistant Chief Compliance Officer is the Managing Member of Watermark, and the Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.  Payments for Watermark’s services were made by the investment adviser to each fund included in this report.

(4)       During the period covered by this report, registrant paid Watermark $5,167 for the services described in Item 10 (3) above.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934: Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 9, 2024

* Print the name and title of each signing officer under his or her signature.